Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Total revenue consists of the following:

	2023	2022
Gold revenue	$598,632	$349,136
Copper revenue	186,791	242,679
Molybdenum revenue	297,917	262,697
Other by-product revenue(1)	19,219	15,719
Revenue from contracts with customers	$1,102,559	$870,231
Provisional pricing adjustment on concentrate sales(2)	409	(15,293)
Metal content adjustments on concentrate sales	(8,071)	(4,744)
Total revenue	$1,094,897	$850,194
(1)Includes silver, rhenium and sulfuric acid sales.
(2)Includes mark-to-market adjustment related to 11.9 million pounds of copper, 26,889 ounces of gold, and 102,599 pounds of molybdenum (December 31, 2022 - 17.4 million pounds of copper, 33,672 ounces of gold, and 563,302 pounds of molybdenum) in the gold and copper concentrate and molybdenum product shipments subject to final pricing as at the period-end.
Total revenue by metals, including metal content and provisional pricing adjustments on concentrate sales, is as follows:

	2023	2022
Gold revenue	$598,676	$350,224
Copper revenue	180,993	216,487
Molybdenum revenue	296,121	267,829
Other by-product revenue	19,107	15,654
Total revenue	$1,094,897	$850,194

Disclosure of major customers
The following table presents sales to the individual customers that exceed 10.0% of total revenue:

	Region	2023	2022
Customer 1	Türkiye	$380,488	$101,593
Customer 2	Canada	159,068	130,340
Customer 3	Canada	—	190,705
Total sales to customers exceeding 10.0% of total revenue		$539,556	$422,638
Percentage of total revenue		49.3%	49.7%